GENERAL (Details Narrative) $ / shares in Units, ₪ in Millions				3 Months Ended		12 Months Ended
	Apr. 04, 2024 USD ($) shares	Mar. 21, 2024	Feb. 09, 2024 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 ILS (₪)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2024 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders equity reverse stock split		the extraordinary general meeting of the Company’s shareholders approved a reverse share split of the Company’s ordinary Shares, effective as of March 25, 2024, at a conversion ratio of 11.43720665
Debt annual interest rate	8.00%
Debt interest rate	15.00%
Gross proceeds of sales percentage	25.00%
Percentage of weighted average	90.00%
Debt accrued interest						$ 171,000
Fair value of warrants						25,000
Financing costs				$ 1,700,000	₪ 5.7	10,875,000
Issuance costs						148,000		1,700,000
Net loss						10,990,000	11,755,000	7,825,000
Net cash provided by used in operating activities						9,928,000	12,232,000	$ 10,547,000
Cash						7,532,000	$ 6,672,000
Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 2,030,000					2,151,000
Early Bird Capital Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount	$ 840,000					$ 890,000
Subscription Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of purchase of shares | shares			1,300,000
Share price | $ / shares			$ 10.00
Gross proceeds from purchase of shares			$ 13,000,000
Issuance of shares | shares	4,000,000
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for merger	$ 10,875,000,000
Business Combination Agreement [Member] | Keyarch Acquisition Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination contingent consideration arrangements description	In the event the volume-weighted average price of ZOOZ ordinary shares (“VWAP”) exceeds $12, for any twenty (20) trading days within any thirty (30) consecutive trading day period during such period, then 1 million Earnout Shares will be issuable (constituting 25% of the Earnout Shares). In addition, in the event the VWAP exceeds $16 for the Trading Period, then 1,400,000 Earnout Shares are issuable (constituting 35% of the Earnout Shares), and additionally, in the event VWAP exceeds $23 for the Trading Period, then 1,600,000 Earnout Shares are issuable (constituting 40% of the Earnout Shares) as set forth in the Business Combination Agreement, in the form of non-tradable, non-assignable rights, that were issued by the Company pro rata to the Pre-Closing Company Shareholders
Business Combination Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of warrants | $ / shares									$ 1.18961
Class of warrant | shares						6,022,050
Fair value of warrants						$ 300,000